PORTFOLIO OF INVESTMENTS – as of December 31, 2019 (Unaudited)

Loomis Sayles High Income Opportunities Fund

Principal Amount	Description	Value (†)
Bonds and Notes – 93.1% of Net Assets
Non-Convertible Bonds – 87.5%
	ABS Home Equity – 0.2%
$175,000	American Homes 4 Rent, Series 2014-SFR2, Class D, 5.149%, 10/17/2036, 144A	$189,057
32,511	Banc of America Alternative Loan Trust, Series 2003-8, Class 1CB1, 5.500%, 10/25/2033	34,102
33,555	Banc of America Funding Trust, Series 2007-4, Class 5A1, 5.500%, 11/25/2034	33,542
137,035	DSLA Mortgage Loan Trust, Series 2005-AR5, Class 2A1A, 1-month LIBOR + 0.330%, 2.094%, 9/19/2045(a)	111,940

		368,641

	Aerospace & Defense – 2.1%
830,000	Bombardier, Inc., 6.000%, 10/15/2022, 144A	829,751
606,000	Leonardo U.S. Holdings, Inc., 6.250%, 1/15/2040, 144A	665,097
170,000	Leonardo U.S. Holdings, Inc., 7.375%, 7/15/2039, 144A	211,208
70,000	Moog, Inc., 4.250%, 12/15/2027, 144A	71,232
585,000	Signature Aviation U.S. Holdings, Inc., 4.000%, 3/01/2028, 144A	576,985
1,160,000	TransDigm, Inc., 6.250%, 3/15/2026, 144A	1,255,828

		3,610,101

	Airlines – 0.8%
920,841	Latam Airlines Pass Through Trust, Series 2015-1, Class B, 4.500%, 8/15/2025	921,984
485,000	Latam Finance Ltd., 7.000%, 3/01/2026, 144A	525,017

		1,447,001

	Automotive – 1.1%
550,000	Allison Transmission, Inc., 5.875%, 6/01/2029, 144A	602,250
225,000	Dana Financing Luxembourg S.a.r.l., 5.750%, 4/15/2025, 144A	235,125
300,000	Delphi Technologies PLC, 5.000%, 10/01/2025, 144A	277,500
65,000	Goodyear Tire & Rubber Co. (The), 5.000%, 5/31/2026	67,600
60,000	Goodyear Tire & Rubber Co. (The), 5.125%, 11/15/2023	61,027
320,000	Goodyear Tire & Rubber Co. (The), 7.000%, 3/15/2028	359,002
335,000	Midas Intermediate Holdco II LLC/Midas Intermediate Holdco II Finance, Inc., 7.875%, 10/01/2022, 144A	305,687

		1,908,191

Principal Amount	Description	Value (†)
Bonds and Notes – continued
Non-Convertible Bonds – continued
	Banking – 3.8%
$20,000	Ally Financial, Inc., 4.125%, 2/13/2022	$20,650
1,910,000	Ally Financial, Inc., 4.625%, 3/30/2025	2,067,575
980,000	Ally Financial, Inc., 5.125%, 9/30/2024	1,080,734
95,000	CIT Group, Inc., 4.125%, 3/09/2021	96,792
740,000	CIT Group, Inc., 5.000%, 8/01/2023	797,350
1,125,000	Commerzbank AG, 8.125%, 9/19/2023, 144A	1,303,757
340,000	Deutsche Bank AG, (fixed rate to 12/01/2027, variable rate thereafter), 4.875%, 12/01/2032	320,450
815,000	Intesa Sanpaolo SpA, 5.017%, 6/26/2024, 144A	856,381

		6,543,689

	Brokerage – 0.1%
140,000	Jefferies Group LLC, 6.250%, 1/15/2036	167,262

	Building Materials – 2.1%
335,000	American Builders & Contractors Supply Co., Inc., 4.000%, 1/15/2028, 144A	340,025
125,000	American Woodmark Corp., 4.875%, 3/15/2026, 144A	128,125
300,000	Cemex SAB de CV, 5.700%, 1/11/2025, 144A	308,253
300,000	Cemex SAB de CV, 7.750%, 4/16/2026, 144A	326,250
405,000	James Hardie International Finance Ltd., 4.750%, 1/15/2025, 144A	420,187
400,000	James Hardie International Finance Ltd., 5.000%, 1/15/2028, 144A	420,000
105,000	JELD-WEN, Inc., 4.625%, 12/15/2025, 144A	108,098
350,000	JELD-WEN, Inc., 4.875%, 12/15/2027, 144A	357,875
415,000	Masonite International Corp., 5.375%, 2/01/2028, 144A	438,344
85,000	Summit Materials LLC/Summit Materials Finance Corp., 6.125%, 7/15/2023	86,381
680,000	U.S. Concrete, Inc., 6.375%, 6/01/2024	709,750

		3,643,288

	Cable Satellite – 10.0%
3,140,000	CCO Holdings LLC/CCO Holdings Capital Corp., 4.750%, 3/01/2030, 144A	3,196,614
1,905,000	CCO Holdings LLC/CCO Holdings Capital Corp., 5.375%, 5/01/2025, 144A	1,966,913

Principal Amount	Description	Value (†)
Bonds and Notes – continued
Non-Convertible Bonds – continued
	Cable Satellite – continued
$780,000	CCO Holdings LLC/CCO Holdings Capital Corp., 5.375%, 6/01/2029, 144A	$834,600
575,000	CCO Holdings LLC/CCO Holdings Capital Corp., 5.875%, 5/01/2027, 144A	608,063
1,765,000	CSC Holdings LLC, 5.500%, 4/15/2027, 144A	1,895,345
710,000	CSC Holdings LLC, 6.500%, 2/01/2029, 144A	791,650
45,000	CSC Holdings LLC, 6.750%, 11/15/2021	48,431
410,000	DISH DBS Corp., 7.750%, 7/01/2026	434,350
85,000	Intelsat Jackson Holdings S.A., 5.500%, 8/01/2023	73,018
230,000	Intelsat Jackson Holdings S.A., 8.500%, 10/15/2024, 144A	209,491
515,000	Intelsat Jackson Holdings S.A., 9.750%, 7/15/2025, 144A	476,375
275,000	Sirius XM Radio, Inc., 5.000%, 8/01/2027, 144A	290,125
1,600,000	Telenet Finance Luxembourg Notes S.a.r.l., 5.500%, 3/01/2028, 144A	1,712,592
630,000	Virgin Media Secured Finance PLC, 5.500%, 5/15/2029, 144A	667,013
565,000	Ziggo Bond Co. BV, 5.875%, 1/15/2025, 144A	582,306
325,000	Ziggo BV, 4.875%, 1/15/2030, 144A	335,624
2,880,000	Ziggo BV, 5.500%, 1/15/2027, 144A	3,060,000

		17,182,510

	Chemicals – 0.5%
805,000	Hercules LLC, 6.500%, 6/30/2029	849,275

	Construction Machinery – 0.7%
200,000	Ashtead Capital, Inc., 4.125%, 8/15/2025, 144A	205,500
490,000	United Rentals North America, Inc., 4.625%, 10/15/2025	503,769
285,000	United Rentals North America, Inc., 5.875%, 9/15/2026	305,734
230,000	United Rentals North America, Inc., 6.500%, 12/15/2026	252,784

		1,267,787

	Consumer Cyclical Services – 1.3%
295,000	ServiceMaster Co. LLC (The), 7.450%, 8/15/2027	333,350
215,000	Staples, Inc., 7.500%, 4/15/2026, 144A	223,063

Principal Amount	Description	Value (†)
Bonds and Notes – continued
Non-Convertible Bonds – continued
	Consumer Cyclical Services – continued
$730,000	Uber Technologies, Inc., 7.500%, 11/01/2023, 144A	$762,850
645,000	Uber Technologies, Inc., 7.500%, 9/15/2027, 144A	661,731
280,000	Uber Technologies, Inc., 8.000%, 11/01/2026, 144A	291,900

		2,272,894

	Consumer Products – 0.2%
140,000	Mattel, Inc., 5.875%, 12/15/2027, 144A	147,525
210,000	Prestige Brands, Inc., 5.125%, 1/15/2028, 144A	219,975

		367,500

	Electric – 3.6%
695,000	AES Corp. (The), 4.000%, 3/15/2021	704,556
340,000	AES Corp. (The), 4.500%, 3/15/2023	348,500
90,000	AES Corp. (The), 5.125%, 9/01/2027	96,075
652,000	AES Corp. (The), 5.500%, 4/15/2025	674,135
220,000	AES Corp. (The), 6.000%, 5/15/2026	234,300
1,285,000	Calpine Corp., 5.125%, 3/15/2028, 144A	1,311,600
925,000	Enel SpA, (fixed rate to 9/24/2023, variable rate thereafter), 8.750%, 9/24/2073, 144A	1,085,719
1,280,000	Vistra Operations Co. LLC, 3.700%, 1/30/2027, 144A	1,271,894
475,000	Vistra Operations Co. LLC, 5.500%, 9/01/2026, 144A	503,500

		6,230,279

	Finance Companies – 3.2%
535,000	Aircastle Ltd., 4.125%, 5/01/2024	562,131
245,000	Navient Corp., 5.500%, 1/25/2023	261,538
980,000	Navient Corp., 6.500%, 6/15/2022	1,062,075
245,000	Provident Funding Associates LP/PFG Finance Corp., 6.375%, 6/15/2025, 144A	240,100
955,000	Quicken Loans, Inc., 5.250%, 1/15/2028, 144A	988,425
1,155,000	Quicken Loans, Inc., 5.750%, 5/01/2025, 144A	1,193,981
150,000	Springleaf Finance Corp., 6.875%, 3/15/2025	170,625

Principal Amount	Description	Value (†)
Bonds and Notes – continued
Non-Convertible Bonds – continued
	Finance Companies – continued
$560,000	Springleaf Finance Corp., 7.125%, 3/15/2026	$647,472
2,570	Stearns Holdings LLC/Stearns Co-Issuer, Inc., 5.000%, 11/05/2024, 144A(b)(c)(d)	1,303
320,000	Unifin Financiera SAB de CV, 7.250%, 9/27/2023, 144A	333,271

		5,460,921

	Financial Other – 2.0%
840,000	Icahn Enterprises LP/Icahn Enterprises Finance Corp., 4.750%, 9/15/2024, 144A	863,100
765,000	Icahn Enterprises LP/Icahn Enterprises Finance Corp., 5.250%, 5/15/2027, 144A	782,312
645,000	Icahn Enterprises LP/Icahn Enterprises Finance Corp., 5.875%, 2/01/2022	645,806
220,000	Icahn Enterprises LP/Icahn Enterprises Finance Corp., 6.250%, 2/01/2022	224,180
520,000	Nationstar Mortgage Holdings, Inc., 8.125%, 7/15/2023, 144A	550,431
270,000	Nationstar Mortgage Holdings, Inc., 9.125%, 7/15/2026, 144A	299,025

		3,364,854

	Food & Beverage – 2.0%
350,000	B&G Foods, Inc., 5.250%, 4/01/2025	359,916
285,000	BRF S.A., 4.875%, 1/24/2030, 144A	293,909
225,000	JBS USA LUX S.A./JBS USA Finance, Inc., 5.750%, 6/15/2025, 144A	232,875
315,000	JBS USA LUX S.A./JBS USA Food Co./JBS USA Finance, Inc., 5.500%, 1/15/2030, 144A	338,342
65,000	JBS USA LUX S.A./JBS USA Food Co./JBS USA Finance, Inc., 6.500%, 4/15/2029, 144A	72,233
350,000	MARB BondCo PLC, 6.875%, 1/19/2025, 144A	371,570
335,000	NBM U.S Holdings, Inc., 7.000%, 5/14/2026, 144A	362,808
260,000	Performance Food Group, Inc., 5.500%, 10/15/2027, 144A	277,875
240,000	Pilgrim’s Pride Corp., 5.750%, 3/15/2025, 144A	248,071
440,000	Pilgrim’s Pride Corp., 5.875%, 9/30/2027, 144A	475,750
310,000	Post Holdings, Inc., 5.750%, 3/01/2027, 144A	332,475

		3,365,824

	Gaming – 2.6%
455,000	Boyd Gaming Corp., 4.750%, 12/01/2027, 144A	472,631

Principal Amount	Description	Value (†)
Bonds and Notes – continued
Non-Convertible Bonds – continued
	Gaming – continued
$150,000	Boyd Gaming Corp., 6.375%, 4/01/2026	$161,391
80,000	GLP Capital LP/GLP Financing II, Inc., 5.375%, 4/15/2026	88,432
610,000	International Game Technology PLC, 6.250%, 2/15/2022, 144A	643,550
200,000	Melco Resorts Finance Ltd., 5.375%, 12/04/2029, 144A	205,187
165,000	MGM Growth Properties Operating Partnership LP/MGP Finance Co-Issuer, Inc., 4.500%, 1/15/2028	172,013
360,000	MGM Growth Properties Operating Partnership LP/MGP Finance Co-Issuer, Inc., 5.750%, 2/01/2027, 144A	401,400
1,145,000	MGM Resorts International, 6.000%, 3/15/2023	1,256,637
190,000	Scientific Games International, Inc., 7.000%, 5/15/2028, 144A	203,775
190,000	Scientific Games International, Inc., 7.250%, 11/15/2029, 144A	206,150
290,000	Wynn Macau Ltd., 5.125%, 12/15/2029, 144A	295,948
420,000	Wynn Resorts Finance LLC/Wynn Resorts Capital Corp., 5.125%, 10/01/2029, 144A	450,450

		4,557,564

	Government Owned – No Guarantee – 0.8%
475,000	Petrobras Global Finance BV, 5.750%, 2/01/2029	535,800
260,000	Petrobras Global Finance BV, 6.900%, 3/19/2049	304,980
640,000	YPF S.A., 6.950%, 7/21/2027, 144A	569,600

		1,410,380

	Health Insurance – 1.0%
765,000	Centene Corp., 4.250%, 12/15/2027, 144A	786,994
355,000	Centene Corp., 4.625%, 12/15/2029, 144A	373,229
320,000	Centene Corp., 4.750%, 1/15/2025	332,394
255,000	Centene Corp., 4.750%, 1/15/2025, 144A	264,876

		1,757,493

	Healthcare – 5.3%
725,000	CHS/Community Health Systems, Inc., 6.250%, 3/31/2023	735,875
190,000	CHS/Community Health Systems, Inc., 8.000%, 3/15/2026, 144A	195,700
390,000	Encompass Health Corp., 4.500%, 2/01/2028	404,137

Principal Amount	Description	Value (†)
Bonds and Notes – continued
Non-Convertible Bonds – continued
	Healthcare – continued
$415,000	Encompass Health Corp., 4.750%, 2/01/2030	$430,562
895,000	HCA Healthcare, Inc., 6.250%, 2/15/2021	933,037
115,000	HCA, Inc., 5.250%, 4/15/2025	128,675
655,000	HCA, Inc., 5.375%, 2/01/2025	724,319
430,000	HCA, Inc., 7.050%, 12/01/2027	509,550
35,000	HCA, Inc., 7.500%, 12/15/2023	39,638
790,000	HCA, Inc., 7.500%, 11/06/2033	995,400
40,000	HCA, Inc., 7.690%, 6/15/2025	48,200
40,000	HCA, Inc., 8.360%, 4/15/2024	48,600
205,000	HCA, Inc., MTN, 7.580%, 9/15/2025	244,975
20,000	HCA, Inc., MTN, 7.750%, 7/15/2036	23,800
105,000	Hill Rom Holdings, Inc., 4.375%, 9/15/2027, 144A	108,019
215,000	Hologic, Inc., 4.375%, 10/15/2025, 144A	221,988
250,000	Hologic, Inc., 4.625%, 2/01/2028, 144A	265,000
330,000	IQVIA, Inc., 5.000%, 10/15/2026, 144A	348,150
780,000	MPH Acquisition Holdings LLC, 7.125%, 6/01/2024, 144A	754,650
1,025,000	Polaris Intermediate Corp., 9.250% PIK or 8.500% Cash, 12/01/2022, 144A(e)	954,531
1,015,000	Tenet Healthcare Corp., 5.125%, 5/01/2025	1,045,450

		9,160,256

	Home Construction – 1.8%
200,000	Corporacion GEO SAB de CV, 8.875%, 3/27/2022, 144A(c)(d)(f)	—
275,000	KB Home, 4.800%, 11/15/2029	281,188
460,000	Lennar Corp., 4.500%, 4/30/2024	486,450
690,000	Lennar Corp., 5.000%, 6/15/2027	748,650
720,000	PulteGroup, Inc., 6.000%, 2/15/2035	802,800
495,000	PulteGroup, Inc., 6.375%, 5/15/2033	577,912

Principal Amount	Description	Value (†)
Bonds and Notes – continued
Non-Convertible Bonds – continued
	Home Construction – continued
$205,000	Taylor Morrison Communities, Inc., 5.750%, 1/15/2028, 144A	$223,450

		3,120,450

	Independent Energy – 4.9%
1,095,000	Aker BP ASA, 5.875%, 3/31/2025, 144A	1,163,437
265,000	Aker BP ASA, 6.000%, 7/01/2022, 144A	272,288
805,000	Baytex Energy Corp., 5.625%, 6/01/2024, 144A	732,550
1,165,000	Bruin E&P Partners LLC, 8.875%, 8/01/2023, 144A	758,485
68,000	California Resources Corp., 5.500%, 9/15/2021(b)(g)	31,960
33,000	California Resources Corp., 6.000%, 11/15/2024(b)(g)	9,900
985,000	California Resources Corp., 8.000%, 12/15/2022, 144A(b)(g)	440,364
450,000	Centennial Resource Production LLC, 6.875%, 4/01/2027, 144A	468,000
230,000	Denbury Resources, Inc., 7.750%, 2/15/2024, 144A	203,550
495,000	Gulfport Energy Corp., 6.000%, 10/15/2024	351,450
480,000	Gulfport Energy Corp., 6.375%, 5/15/2025	304,800
290,000	Gulfport Energy Corp., 6.375%, 1/15/2026	179,800
725,000	Montage Resources Corp., 8.875%, 7/15/2023	668,812
399,000	Oasis Petroleum, Inc., 6.875%, 3/15/2022	384,038
550,000	Seven Generations Energy Ltd., 5.375%, 9/30/2025, 144A	552,750
140,000	Seven Generations Energy Ltd., 6.875%, 6/30/2023, 144A	144,025
280,000	SM Energy Co., 5.000%, 1/15/2024	266,700
125,000	SM Energy Co., 5.625%, 6/01/2025	118,646
420,000	Vine Oil & Gas LP/Vine Oil & Gas Finance Corp., 9.750%, 4/15/2023, 144A	210,000
60,000	Viper Energy Partners LP, 5.375%, 11/01/2027, 144A	62,400
660,000	Whiting Petroleum Corp., 5.750%, 3/15/2021	624,360
95,000	Whiting Petroleum Corp., 6.250%, 4/01/2023	79,961
565,000	Whiting Petroleum Corp., 6.625%, 1/15/2026	385,036

		8,413,312

Principal Amount	Description	Value (†)
Bonds and Notes – continued
Non-Convertible Bonds – continued
	Industrial Other – 0.1%
$150,000	Installed Building Products, Inc., 5.750%, 2/01/2028, 144A	$160,312

	Leisure – 0.4%
385,000	Live Nation Entertainment, Inc., 4.750%, 10/15/2027, 144A	398,475
355,000	Speedway Motorsports LLC/Speedway Funding II, Inc., 4.875%, 11/01/2027, 144A	359,881

		758,356

	Life Insurance – 0.5%
745,000	CNO Financial Group, Inc., 5.250%, 5/30/2025	825,087

	Local Authorities – 0.1%
185,000	Provincia de Buenos Aires, 7.875%, 6/15/2027, 144A	78,625
260,000	Provincia de Buenos Aires, 6.500%, 2/15/2023, 144A	107,900

		186,525

	Lodging – 1.4%
115,000	Hilton Domestic Operating Co., Inc., 4.250%, 9/01/2024	117,156
595,000	Hilton Worldwide Finance LLC/Hilton Worldwide Finance Corp., 4.625%, 4/01/2025	611,363
655,000	Marriott Ownership Resorts, Inc., 4.750%, 1/15/2028, 144A	670,556
50,000	Marriott Ownership Resorts, Inc./ILG LLC, 6.500%, 9/15/2026	54,438
300,000	Wyndham Destinations, Inc., 4.625%, 3/01/2030, 144A	300,750
665,000	Wyndham Destinations, Inc., 5.625%, 3/01/2021	686,612

		2,440,875

	Media Entertainment – 3.3%
660,000	AMC Networks, Inc., 4.750%, 12/15/2022	665,775
25,000	AMC Networks, Inc., 5.000%, 4/01/2024	25,500
880,000	Diamond Sports Group LLC/Diamond Sports Finance Co., 5.375%, 8/15/2026, 144A	890,166
335,000	iHeartCommunications, Inc., 4.750%, 1/15/2028, 144A	343,375
440,000	iHeartCommunications, Inc., 8.375%, 5/01/2027	486,200
670,000	Meredith Corp., 6.875%, 2/01/2026	696,599
710,000	Netflix, Inc., 4.875%, 4/15/2028	737,477

Principal Amount	Description	Value (†)
Bonds and Notes – continued
Non-Convertible Bonds – continued
	Media Entertainment – continued
$140,000	Netflix, Inc., 4.875%, 6/15/2030, 144A	$142,187
415,000	Netflix, Inc., 5.375%, 11/15/2029, 144A	441,967
115,000	Nexstar Broadcasting, Inc., 5.625%, 7/15/2027, 144A	121,187
880,000	Nielsen Finance LLC/Nielsen Finance Co., 5.000%, 4/15/2022, 144A	883,300
50,000	Outfront Media Capital LLC/Outfront Media Capital Corp., 5.000%, 8/15/2027, 144A	52,375
200,000	Terrier Media Buyer, Inc., 8.875%, 12/15/2027, 144A	211,500

		5,697,608

	Metals & Mining – 2.1%
75,000	Allegheny Technologies, Inc., 5.875%, 12/01/2027	78,750
545,000	Commercial Metals Co., 4.875%, 5/15/2023	566,800
460,000	First Quantum Minerals Ltd., 6.500%, 3/01/2024, 144A	461,150
835,000	First Quantum Minerals Ltd., 6.875%, 3/01/2026, 144A	845,437
400,000	First Quantum Minerals Ltd., 7.250%, 4/01/2023, 144A	414,112
400,000	First Quantum Minerals Ltd., 7.500%, 4/01/2025, 144A	409,000
365,000	FMG Resources (August 2006) Pty Ltd., 5.125%, 5/15/2024, 144A	387,813
465,000	Mineral Resources Ltd., 8.125%, 5/01/2027, 144A	510,337

		3,673,399

	Midstream – 3.2%
875,000	Energy Transfer Operating LP, Series A, (fixed rate to 2/15/2023, variable rate thereafter), 6.250%(h)	822,500
785,000	EnLink Midstream Partners LP, 4.850%, 7/15/2026	735,937
90,000	EnLink Midstream Partners LP, 5.050%, 4/01/2045	71,100
490,000	EnLink Midstream Partners LP, 5.450%, 6/01/2047	395,675
250,000	EnLink Midstream Partners LP, 5.600%, 4/01/2044	202,500
1,020,000	Hess Midstream Operations LP, 5.625%, 2/15/2026, 144A	1,065,737
115,000	NGL Energy Partners LP/NGL Energy Finance Corp., 6.125%, 3/01/2025	108,388
375,000	NGL Energy Partners LP/NGL Energy Finance Corp., 7.500%, 11/01/2023	375,000

Principal Amount	Description	Value (†)
Bonds and Notes – continued
Non-Convertible Bonds – continued
	Midstream – continued
$540,000	NGPL PipeCo LLC, 4.875%, 8/15/2027, 144A	$573,986
50,000	Targa Resources Partners LP/Targa Resources Partners Finance Corp., 4.250%, 11/15/2023	50,500
670,000	Targa Resources Partners LP/Targa Resources Partners Finance Corp., 5.250%, 5/01/2023	676,700
435,000	Targa Resources Partners LP/Targa Resources Partners Finance Corp., 5.500%, 3/01/2030, 144A	446,963

		5,524,986

	Non-Agency Commercial Mortgage-Backed Securities – 1.0%
100,000	CG-CCRE Commercial Mortgage Trust, Series 2014-FL2, Class COL1, 1-month LIBOR + 3.500%, 5.240%, 11/15/2031, 144A(a)(b)(g)	99,782
180,000	CG-CCRE Commercial Mortgage Trust, Series 2014-FL2, Class COL2, 1-month LIBOR + 4.500%, 6.240%, 11/15/2031, 144A(a)(b)(g)	179,416
795,000	Credit Suisse Mortgage Trust, Series 2014-USA, Class E, 4.373%, 9/15/2037, 144A	747,545
320,000	Starwood Retail Property Trust, Series 2014-STAR, Class D, 1-month LIBOR + 3.500%, 5.240%, 11/15/2027, 144A(a)(b)(g)	271,925
350,000	Starwood Retail Property Trust, Series 2014-STAR, Class E, 1-month LIBOR + 4.400%, 6.140%, 11/15/2027, 144A(a)(b)(c)(d)	271,195
100,000	WFRBS Commercial Mortgage Trust, Series 2012-C7, Class E, 4.813%, 6/15/2045, 144A(i)	85,766

		1,655,629

	Oil Field Services – 1.7%
1,045,000	McDermott Technology Americas, Inc./McDermott Technology U.S., Inc., 10.625%, 5/01/2024, 144A(b)(f)(g)	88,825
90,000	Noble Holding International Ltd., 5.250%, 3/15/2042	32,608
1,210,000	Shelf Drilling Holdings Ltd., 8.250%, 2/15/2025, 144A	1,152,525
565,150	Transocean Guardian Ltd., 5.875%, 1/15/2024, 144A	577,866
22,250	Transocean Pontus Ltd., 6.125%, 8/01/2025, 144A	22,806
154,000	Transocean Proteus Ltd., 6.250%, 12/01/2024, 144A	158,620
700,000	Transocean Sentry Ltd., 5.375%, 5/15/2023, 144A	712,250
135,000	Transocean, Inc., 7.500%, 1/15/2026, 144A	133,313

		2,878,813

	Packaging – 0.8%
445,000	ARD Finance S.A., 7.250% PIK or 6.500% Cash, 6/30/2027, 144A(e)	460,108
275,000	Crown Americas LLC/Crown Americas Capital Corp., 4.750%, 2/01/2026	290,469
665,000	OI European Group BV, 4.000%, 3/15/2023, 144A	669,987

		1,420,564

Principal Amount	Description	Value (†)
Bonds and Notes – continued
Non-Convertible Bonds – continued
	Pharmaceuticals – 4.5%
$490,000	Bausch Health Americas, Inc., 9.250%, 4/01/2026, 144A	$562,814
460,000	Bausch Health Cos., Inc., 5.000%, 1/30/2028, 144A	472,139
465,000	Bausch Health Cos., Inc., 5.250%, 1/30/2030, 144A	482,205
305,000	Bausch Health Cos., Inc., 6.125%, 4/15/2025, 144A	315,135
835,000	Bausch Health Cos., Inc., 9.000%, 12/15/2025, 144A	949,562
225,000	Catalent Pharma Solutions, Inc., 4.875%, 1/15/2026, 144A	232,875
165,000	Catalent Pharma Solutions, Inc., 5.000%, 7/15/2027, 144A	172,838
605,000	Endo Dac/Endo Finance LLC/Endo Finco, Inc., 6.000%, 2/01/2025, 144A	408,000
480,000	Mylan NV, 5.250%, 6/15/2046	539,885
80,000	Mylan, Inc., 5.200%, 4/15/2048	89,571
165,000	Mylan, Inc., 5.400%, 11/29/2043	182,862
815,000	Teva Pharmaceutical Finance Netherlands III BV, 2.800%, 7/21/2023	754,560
280,000	Teva Pharmaceutical Finance Netherlands III BV, 3.150%, 10/01/2026	233,100
2,500,000	Teva Pharmaceutical Finance Netherlands III BV, 4.100%, 10/01/2046	1,800,000
495,000	Teva Pharmaceutical Finance Netherlands III BV, 7.125%, 1/31/2025, 144A	508,464

		7,704,010

	Property & Casualty Insurance – 0.5%
55,000	AmWINS Group, Inc., 7.750%, 7/01/2026, 144A	60,782
880,000	Ardonagh Midco 3 PLC, 8.625%, 7/15/2023, 144A	873,400

		934,182

	Refining – 0.7%
540,000	Parkland Fuel Corp., 5.875%, 7/15/2027, 144A	580,694
635,000	Parkland Fuel Corp., 6.000%, 4/01/2026, 144A	670,751

		1,251,445

	REITs - Diversified – 0.1%
220,000	iStar, Inc., 5.250%, 9/15/2022	225,775

Principal Amount	Description	Value (†)
Bonds and Notes – continued
Non-Convertible Bonds – continued
	REITs - Hotels – 0.7%
$770,000	Service Properties Trust, 4.350%, 10/01/2024	$791,316
380,000	Service Properties Trust, 4.750%, 10/01/2026	389,833

		1,181,149

	REITs - Mortgage – 1.0%
340,000	Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp., 5.250%, 10/01/2025, 144A	352,750
645,000	Starwood Property Trust, Inc., 3.625%, 2/01/2021	649,031
610,000	Starwood Property Trust, Inc., 4.750%, 3/15/2025	643,550

		1,645,331

	REITs - Regional Malls – 0.5%
805,000	Brookfield Property REIT, Inc./BPR Cumulus LLC/BPR Nimbus LLC/GGSI Sellco LL, 5.750%, 5/15/2026, 144A	849,275

	Restaurants – 1.0%
380,000	1011778 B.C. ULC/New Red Finance, Inc., 3.875%, 1/15/2028, 144A	380,950
380,000	1011778 B.C. ULC/New Red Finance, Inc., 4.375%, 1/15/2028, 144A	380,950
855,000	1011778 B.C. ULC/New Red Finance, Inc., 5.000%, 10/15/2025, 144A	882,787
125,000	Yum Brands, Inc., 4.750%, 1/15/2030, 144A	130,938

		1,775,625

	Retailers – 2.1%
685,000	Asbury Automotive Group, Inc., 6.000%, 12/15/2024	707,262
480,000	Dillard’s, Inc., 7.000%, 12/01/2028	540,077
170,000	Group 1 Automotive, Inc., 5.000%, 6/01/2022	172,338
535,000	Group 1 Automotive, Inc., 5.250%, 12/15/2023, 144A	549,712
545,000	Hanesbrands, Inc., 4.875%, 5/15/2026, 144A	577,019
400,000	J.C. Penney Corp., Inc., 5.875%, 7/01/2023, 144A	343,000
115,000	Murphy Oil USA, Inc., 4.750%, 9/15/2029	121,448
450,000	PetSmart, Inc., 7.125%, 3/15/2023, 144A	441,000
135,000	William Carter Co. (The), 5.625%, 3/15/2027, 144A	145,125

		3,596,981

Principal Amount	Description	Value (†)
Bonds and Notes – continued
Non-Convertible Bonds – continued
	Technology – 5.1%
$415,000	Camelot Finance S.A., 4.500%, 11/01/2026, 144A	$426,412
125,000	CDK Global, Inc., 5.250%, 5/15/2029, 144A	134,063
665,000	CDW LLC/CDM Finance Corp., 4.250%, 4/01/2028	697,419
895,000	CommScope Technologies LLC, 5.000%, 3/15/2027, 144A	841,300
115,000	CommScope Technologies LLC, 6.000%, 6/15/2025, 144A	115,130
32,000	CommScope, Inc., 5.000%, 6/15/2021, 144A	32,016
545,000	CommScope, Inc., 5.500%, 3/01/2024, 144A	568,162
530,000	Dun & Bradstreet Corp. (The), 6.875%, 8/15/2026, 144A	584,987
1,680,000	Iron Mountain, Inc., 4.875%, 9/15/2029, 144A	1,706,544
170,000	MSCI, Inc., 4.000%, 11/15/2029, 144A	172,338
80,000	Nokia Oyj, 3.375%, 6/12/2022	81,074
700,000	Nokia Oyj, 4.375%, 6/12/2027	729,750
315,000	Open Text Corp., 5.625%, 1/15/2023, 144A	320,513
20,000	Open Text Corp., 5.875%, 6/01/2026, 144A	21,400
575,000	Sabre GLBL, Inc., 5.250%, 11/15/2023, 144A	590,094
235,000	Sabre GLBL, Inc., 5.375%, 4/15/2023, 144A	240,758
825,000	SS&C Technologies, Inc., 5.500%, 9/30/2027, 144A	880,687
710,000	Western Digital Corp., 4.750%, 2/15/2026	740,175

		8,882,822

	Transportation Services – 0.1%
185,000	APL Ltd., 8.000%, 1/15/2024(b)(g)	164,668

	Wireless – 3.8%
1,070,000	Altice Luxembourg S.A., 10.500%, 5/15/2027, 144A	1,219,853
200,000	Bharti Airtel Ltd., 4.375%, 6/10/2025	203,682
425,000	Kenbourne Invest S.A., 6.875%, 11/26/2024, 144A	442,077
200,000	Millicom International Cellular S.A., 5.125%, 1/15/2028, 144A	209,702

Principal Amount	Description	Value (†)
Bonds and Notes – continued
Non-Convertible Bonds – continued
	Wireless – continued
$200,000	Millicom International Cellular S.A., 6.250%, 3/25/2029, 144A	$220,658
785,000	Sprint Capital Corp., 6.875%, 11/15/2028	845,838
120,000	Sprint Capital Corp., 8.750%, 3/15/2032	145,650
1,595,000	Sprint Corp., 7.125%, 6/15/2024	1,720,606
1,205,000	Sprint Corp., 7.250%, 9/15/2021	1,274,287
175,000	Sprint Corp., 7.875%, 9/15/2023	193,083
125,000	T-Mobile USA, Inc., 4.500%, 2/01/2026	128,125

		6,603,561

	Wirelines – 2.7%
420,000	CenturyLink, Inc., 5.625%, 4/01/2025	446,271
220,000	Cincinnati Bell Telephone Co. LLC, 6.300%, 12/01/2028	225,850
590,000	Frontier Communications Corp., 8.000%, 4/01/2027, 144A	616,550
840,000	Frontier Communications Corp., 8.500%, 4/01/2026, 144A	850,500
845,000	Level 3 Financing, Inc., 4.625%, 9/15/2027, 144A	865,111
155,000	Telecom Italia Capital S.A., 7.200%, 7/18/2036	183,644
1,330,000	Windstream Services LLC/Windstream Finance Corp., 8.625%, 10/31/2025, 144A	1,276,800
390,000	Windstream Services LLC/Windstream Finance Corp., 10.500%, 6/30/2024, 144A(f)	152,100

		4,616,826

	Total Non-Convertible Bonds (Identified Cost $147,584,485)	151,123,276

Convertible Bonds – 5.6%
	Cable Satellite – 1.3%
1,545,000	DISH Network Corp., 2.375%, 3/15/2024	1,410,739
915,000	DISH Network Corp., 3.375%, 8/15/2026	880,139

		2,290,878

	Diversified Manufacturing – 0.5%
820,000	Greenbrier Cos., Inc. (The), 2.875%, 2/01/2024	791,563

Principal Amount	Description	Value (†)
Bonds and Notes – continued
Convertible Bonds – continued
	Independent Energy – 0.4%
$805,000	Chesapeake Energy Corp., 5.500%, 9/15/2026	$383,489
270,000	PDC Energy, Inc., 1.125%, 9/15/2021	253,514
54,000	Whiting Petroleum Corp., 1.250%, 4/01/2020	52,709

		689,712

	Oil Field Services – 0.5%
575,000	Nabors Industries, Inc., 0.750%, 1/15/2024	430,893
390,000	Oil States International, Inc., 1.500%, 2/15/2023	350,064

		780,957

	Pharmaceuticals – 1.9%
1,955,000	BioMarin Pharmaceutical, Inc., 0.599%, 8/01/2024	2,065,455
245,000	Dermira, Inc., 3.000%, 5/15/2022	225,608
275,000	Flexion Therapeutics, Inc., 3.375%, 5/01/2024	293,401
295,000	Intercept Pharmaceuticals, Inc., 3.250%, 7/01/2023	297,458
385,000	PTC Therapeutics, Inc., 3.000%, 8/15/2022	444,129

		3,326,051

	Technology – 1.0%
600,000	Avaya Holdings Corp., 2.250%, 6/15/2023	528,822
700,000	CalAmp Corp., 2.000%, 8/01/2025	581,805
200,000	Palo Alto Networks, Inc., 0.750%, 7/01/2023	220,598
375,000	Pure Storage, Inc., 0.125%, 4/15/2023	371,870

		1,703,095

	Total Convertible Bonds (Identified Cost $9,990,229)	9,582,256

	Total Bonds and Notes (Identified Cost $157,574,714)	160,705,532

Senior Loans – 0.9%
	Chemicals – 0.1%
97,859	Chemours Co. (The), 2018 USD Term Loan B, 1-month LIBOR + 1.750%, 3.550%, 4/03/2025(a)	95,413

	Retailers – 0.4%
782,558	J.C. Penney Corp., Inc., 2016 Term Loan B, 3-month LIBOR + 4.250%, 6.159%, 6/23/2023(a)	687,916

Principal Amount	Description	Value (†)
Senior Loans – continued
	Transportation Services – 0.4%
$807,409	Uber Technologies, Inc., 2018 Term Loan, 1-month LIBOR + 4.000%, 5.745%, 4/04/2025(a)	$805,100

	Total Senior Loans (Identified Cost $1,613,845)	1,588,429

Shares
Preferred Stocks – 1.7%
	Food & Beverage – 1.6%
26,633	Bunge Ltd., 4.875%	2,742,512

	Midstream – 0.1%
641	Chesapeake Energy Corp., 5.750%(b)(c)(g)	109,912
13	Chesapeake Energy Corp., 5.750%, 144A(b)(c)(g)	2,229
90	Chesapeake Energy Corp., 5.750%(b)(c)(g)	15,443

		127,584

	Total Preferred Stocks (Identified Cost $3,143,098)	2,870,096

Common Stocks – 0.3%
	Chemicals – 0.1%
12,926	Hexion Holdings Corp., Class B(j)	164,806

	Oil, Gas & Consumable Fuels – 0.1%
2,801	Halcon Resources Corp.(b)(c)(d)(j)	40,138
12,202	Whiting Petroleum Corp.(j)	89,563

		129,701

	Pharmaceuticals – 0.1%
4,087	Bristol-Myers Squibb Co.	262,345

	Total Common Stocks (Identified Cost $1,341,124)	556,852

Principal Amount
Short-Term Investments – 2.6%
$4,536,758	Tri-Party Repurchase Agreement with Fixed Income Clearing Corporation, dated 12/31/2019 at 0.900% to be repurchased at $4,536,984 on 1/02/2020 collateralized by $4,410,000 U.S. Treasury Note, 2.875% due 10/31/2023 valued at $4,631,435 including accrued interest(k) (Identified Cost $4,536,758)	4,536,758

	Total Investments – 98.6% (Identified Cost $168,209,539)	170,257,667
	Other assets less liabilities – 1.4%	2,460,002

	Net Assets – 100.0%	$172,717,669

(†)

Fund securities and other investments are valued at market value based on market quotations obtained or determined by independent pricing services recommended by the adviser and approved by the Board of Trustees. Fund securities and other investments for which market quotations are not readily available are valued at fair value as determined in good faith by the adviser pursuant to procedures approved by the Board of Trustees, as described below. Market value is determined as follows:

Debt securities and unlisted preferred equity securities are valued based on evaluated bids furnished to the Fund by an independent pricing service or bid prices obtained from broker-dealers.

Senior loans are valued at bid prices supplied by an independent pricing service, if available.

Listed equity securities (including shares of closed-end investment companies and exchange-traded funds) are valued at the last sale price quoted on the exchange where they are traded most extensively or, if there is no reported sale during the day, the closing bid quotation as reported by an independent pricing service. Securities traded on the NASDAQ Global Select Market, NASDAQ Global Market and NASDAQ Capital Market are valued at the NASDAQ Official Closing Price (“NOCP”), or if lacking an NOCP, at the most recent bid quotations on the applicable NASDAQ Market. Unlisted equity securities (except unlisted preferred equity securities) are valued at the last sale price quoted in the market where they are traded most extensively or, if there is no reported sale during the day, the closing bid quotation as reported by an independent pricing service. If there is no last sale price or closing bid quotation available, unlisted equity securities will be valued using evaluated bids furnished by an independent pricing service, if available.

In some foreign markets, an official close price and a last sale price may be available from the foreign exchange or market. In those cases, the official close price is used.

Broker-dealer bid prices may be used to value debt and unlisted equity securities and senior loans where an independent pricing service is unable to price a security or where an independent pricing service does not provide a reliable price for the security.

Fund securities and other investments for which market quotations are not readily available are valued at fair value as determined in good faith by the adviser pursuant to procedures approved by the Board of Trustees. The Fund may also value securities and other investments at fair value in other circumstances such as when extraordinary events occur after the close of a foreign market but prior to the close of the New York Stock Exchange. This may include situations relating to a single issuer (such as a declaration of bankruptcy or a delisting of the issuer’s security from the primary market on which it has traded) as well as events affecting the securities markets in general (such as market disruptions or closings and significant fluctuations in U.S. and/or foreign markets). When fair valuing its securities or other investments, the Fund may, among other things, use modeling tools or other processes that may take into account factors such as securities or other market activity and/or significant events that occur after the close of the foreign market and before the time the Fund’s net asset value (“NAV”) is calculated. Fair value pricing may require subjective determinations about the value of a security, and fair values used to determine the Fund’s NAV may differ from quoted or published prices, or from prices that are used by others, for the same securities. In addition, the use of fair value pricing may not always result in adjustments to the prices of securities held by the Fund.

Illiquid securities for which market quotations are readily available and have been evaluated by the adviser are considered and classified as fair valued securities pursuant to the Fund’s pricing policies and procedures.

As of December 31, 2019, securities held by the Fund were fair valued as follows:

Securities classified as fair valued	Percentage of Net Assets	Securities fair valued by the Fund’s adviser	Percentage of Net Assets
$1,414,424	0.8%	$312,636	0.2%

The books and records of the Fund are maintained in U.S. dollars. The values of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the period.

(a)	Variable rate security. Rate as of December 31, 2019 is disclosed.
(b)	Illiquid security.
(c)	Level 3 security. Value has been determined using significant unobservable inputs.
(d)	Fair valued by the Fund’s adviser. At December 31, 2019, the value of these securities amounted to $312,636 or 0.2% of net assets.
(e)

Payment-in-kind security for which the issuer, at each interest payment date, may make interest payments in cash and/or additional principal. For the period ended December 31, 2019, interest payments were made in cash.

(f)	The issuer is in default with respect to interest and/or principal payments. Income is not being accrued.
(g)	Securities classified as fair valued pursuant to the Fund’s pricing policies and procedures. At December 31, 2019, the value of these securities amounted to $1,414,424 or 0.8% of net assets.
(h)	Perpetual bond with no specified maturity date.
(i)

Variable rate security. The interest rate adjusts periodically based on; (i) changes in current interest rates and/or prepayments on underlying pools of assets, if applicable, (ii) reference to a base lending rate plus or minus a margin, and/or (iii) reference to a base lending rate adjusted by a multiplier and/or subject to certain floors or caps. Rate as of December 31, 2019 is disclosed.

(j)	Non-income producing security.

(k)

The Fund may enter into repurchase agreements, under the terms of a Master Repurchase Agreement, under which the Fund acquires securities as collateral and agrees to resell the securities at an agreed upon time and at an agreed upon price. It is the Fund’s policy that the market value of the collateral for repurchase agreements be at least equal to 102% of the repurchase price, including interest. Certain repurchase agreements are tri-party arrangements whereby the collateral is held in a segregated account for the benefit of the Fund and on behalf of the counterparty. Repurchase agreements could involve certain risks in the event of default or insolvency of the counterparty, including possible delays or restrictions upon the Fund’s ability to dispose of the underlying securities. As of December 31, 2019, the Fund had an investment in a repurchase agreement for which the value of the related collateral exceeded the value of the repurchase agreement.

144A	All or a portion of these securities are exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2019, the value of Rule 144A holdings amounted to $94,997,152 or 55.0% of net assets.
ABS	Asset-Backed Securities
LIBOR	London Interbank Offered Rate
MTN	Medium Term Note
PIK	Payment-in-Kind
REITs	Real Estate Investment Trusts

Fair Value Measurements

In accordance with accounting standards related to fair value measurements and disclosures, the Fund has categorized the inputs utilized in determining the value of the Fund’s assets or liabilities. These inputs are summarized in the three broad levels listed below:

•	Level 1 — quoted prices in active markets for identical assets or liabilities;

•

Level 2 — prices determined using other significant inputs that are observable either directly, or indirectly through corroboration with observable market data (which could include quoted prices for similar assets or liabilities, interest rates, credit risk, etc.); and

•

Level 3 — prices determined using significant unobservable inputs when quoted prices or observable inputs are unavailable such as when there is little or no market activity for an asset or liability (unobservable inputs reflect the Fund’s own assumptions in determining the fair value of assets or liabilities and would be based on the best information available).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of December 31, 2019, at value:

Asset Valuation Inputs

Description	Level 1	Level 2	Level 3		Total
Bonds and Notes
Non-Convertible Bonds
Finance Companies	$—	$5,459,618	$1,303	(a)	$5,460,921
Home Construction	—	3,120,450	—	(b)	3,120,450
Non-Agency Commercial Mortgage-Backed Securities	—	1,384,434	271,195	(a)	1,655,629
All Other Non-Convertible Bonds*	—	140,886,276	—		140,886,276

Total Non-Convertible Bonds	—	150,850,778	272,498		151,123,276

Convertible Bonds*	—	9,582,256	—		9,582,256

Total Bonds and Notes	—	160,433,034	272,498		160,705,532

Senior Loans*	—	1,588,429	—		1,588,429
Preferred Stocks
Food & Beverage	—	2,742,512	—		2,742,512
Midstream	—	—	127,584	(c)	127,584

Total Preferred Stocks	—	2,742,512	127,584		2,870,096

Common Stocks
Chemicals	—	164,806	—		164,806
Oil, Gas & Consumable Fuels	89,563	—	40,138	(a)	129,701
Pharmaceuticals	262,345	—	—		262,345

Total Common Stocks	351,908	164,806	40,138		556,852

Short-Term Investments	—	4,536,758	—		4,536,758

Total	$351,908	$169,465,539	$440,220		$170,257,667

*	Details of the major categories of the Fund’s investments are reflected within the Portfolio of Investments.
(a)	Fair valued by the Fund’s adviser.
(b)	Includes a security fair valued at zero by the Fund’s adviser using level 3 inputs.
(c)	Valued using broker-dealer bid prices.

The Fund’s pricing policies and procedures are recommended by the adviser and approved by the Board of Trustees. Debt securities are valued based on evaluated bids furnished to the Fund by an independent pricing service. Broker-dealer bid prices may be used if an independent pricing service either is unable to price a security or does not provide a reliable price for a security. Broker-dealer bid prices for which the Fund does not have knowledge of the inputs used by the broker-dealer are categorized in Level 3. All security prices, including those obtained from an independent pricing service and broker-dealer bid prices, are reviewed on a daily basis by the adviser, subject to oversight by Fund management and the Board of Trustees. If the adviser, in good faith, believes that the price provided by an independent pricing service is unreliable, broker-dealer bid prices may be used until the price provided by the independent pricing service is considered to be reliable. Reliability of all security prices, including those obtained from an independent pricing service and broker-dealer bid prices, is tested in a variety of ways, including comparison to recent transaction prices and daily fluctuations, amongst other validation procedures in place. Securities for which market quotations are not readily available are valued at fair value as determined in good faith by the Fund’s adviser pursuant to procedures approved by the Board of Trustees. Fair valued securities may be categorized in Level 3.

The following is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value as of September 30, 2019 and/or December 31, 2019:

Asset Valuation Inputs

Investments in Securities	Balance as of September 30, 2019	Accrued Discounts (Premiums)	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Purchases	Sales	Transfers into Level 3	Transfers out of Level 3	Balance as of December 31, 2019		Change in Unrealized Appreciation (Depreciation) from Investments Still Held at December 31, 2019
Bonds and Notes
Non-Convertible Bonds
Finance Companies	$35,640	$—	$(63,816)	$64,644	$19	$(35,184)	$—	$—	$1,303		$1,284
Home Construction	—	—	—	—	—	—	—	—	—	(a)	—
Non-Agency Commercial Mortgage-Backed Securities	89,787	—	—	(1,203)	—	—	272,398	(89,787)	271,195		(1,203)
Preferred Stocks
Midstream	260,608	—	—	(133,024)	—	—	—	—	127,584		(133,024)
Common Stocks
Oil, Gas & Consumable Fuels	—	—	(120)	(400,161)	440,419	—	—	—	40,138		(400,161)

Total	$386,035	$—	$(63,936)	$(469,744)	$440,438	$(35,184)	$272,398	$(89,787)	$440,220		$(533,104)

(a)	Includes a security fair valued at zero by the Fund’s adviser using level 3 inputs.

A debt security valued at $272,398 was transferred from Level 2 to Level 3 during the period ended December 31, 2019. At September 30, 2019, this security was valued on the basis of evaluated bids furnished to the Fund by an independent pricing service in accordance with the Fund’s valuation policies. At December 31, 2019 this security was valued at fair value as determined in good faith by the Fund’s adviser as an independent pricing service did not provide a reliable price for the security.

A debt security valued at $89,787 was transferred from Level 3 to Level 2 during the period ended December 31, 2019. At September 30, 2019, this security was valued using broker-dealer bid prices based on inputs unobservable to the Fund as an independent pricing service did not provide a reliable price for the security. At December 31, 2019, this security was valued on the basis of evaluated bids furnished to the Fund by an independent pricing service in accordance with the Fund’s valuation policies.

All transfers are recognized as of the beginning of the reporting period.

Industry Summary at December 31, 2019 (Unaudited)

Cable Satellite	11.3%
Pharmaceuticals	6.5
Technology	6.1
Healthcare	5.3
Independent Energy	5.3
Wireless	3.8
Banking	3.8
Electric	3.6
Food & Beverage	3.6
Media Entertainment	3.3
Midstream	3.3
Finance Companies	3.2
Wirelines	2.7
Gaming	2.6
Retailers	2.5
Oil Field Services	2.2
Metals & Mining	2.1
Building Materials	2.1
Aerospace & Defense	2.1
Financial Other	2.0
Other Investments, less than 2% each	18.6
Short-Term Investments	2.6

Total Investments	98.6
Other assets less liabilities	1.4

Net Assets	100.0%